UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.7%
MONEY MARKET FUNDS - 102.7%
3,311,241	Fidelity Institutional Government Portfolio, 0.04% (a)	$3,311,241
3,311,241	Fidelity Institutional Money Market Portfolio, 0.16% (a)	3,311,241
3,311,241	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	3,311,241
7,651,241	Goldman Sachs Financial Square Government Fund, 0.06% (a)(b)	7,651,241
3,311,241	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	3,311,241
	TOTAL SHORT TERM INVESTMENTS (Cost $20,896,205)	$20,896,205

	TOTAL INVESTMENTS (Cost $20,896,205) - 102.7%	$20,896,205
	Liabilities in Excess of Other Assets - (2.7)%	(541,697)
	TOTAL NET ASSETS - 100.0%	$20,354,508

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $4,340,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	S&P 500 Index	31,700	$ 40,603,369	6/14/2012	$ 178,731

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.9%
MONEY MARKET FUNDS - 93.9%
1,451,091	Fidelity Institutional Government Portfolio, 0.04% (a)	$1,451,091
1,451,091	Fidelity Institutional Money Market Portfolio, 0.16% (a)	1,451,091
1,451,091	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	1,451,091
3,561,092	Goldman Sachs Financial Square Government Fund, 0.06% (a)(b)	3,561,092
1,451,092	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	1,451,092
	TOTAL SHORT TERM INVESTMENTS (Cost $9,365,457)	$9,365,457

	TOTAL INVESTMENTS (Cost $9,365,457) - 93.9%	$9,365,457
	Other Assets in Excess of Liabilities - 6.1%	613,331
	TOTAL NET ASSETS - 100.0%	$9,978,788

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $2,110,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2011 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	15,550	$ 19,805,598	2/27/2012	$ (206,417)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 101.8%
MONEY MARKET FUNDS - 101.8%
3,571,921	Fidelity Institutional Government Portfolio, 0.04% (a)	$3,571,921
3,571,921	Fidelity Institutional Money Market Portfolio, 0.16% (a)	3,571,921
3,571,921	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	3,571,921
9,101,921	Goldman Sachs Financial Square Government Fund, 0.06% (a)(b)	9,101,921
3,571,920	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	3,571,920
	TOTAL SHORT TERM INVESTMENTS (Cost $23,389,604)	$23,389,604

	Total Investments (Cost $23,389,604) - 101.8%	$23,389,604
	Liabilities in Excess of Other Assets - (1.8%)	(416,843)
	TOTAL NET ASSETS - 100.0%	$22,972,761

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $5,530,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	20,115	$ 46,680,702	7/19/2012	$ (781,247)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.0%
MONEY MARKET FUNDS - 88.0%
518,619	Fidelity Institutional Government Portfolio, 0.04% (a)	$518,619
518,619	Fidelity Institutional Money Market Portfolio, 0.16% (a)	518,619
518,619	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	518,619
1,378,619	Goldman Sachs Financial Square Government Fund, 0.06% (a)(b)	1,378,619
518,619	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	518,619
	TOTAL SHORT TERM INVESTMENTS (Cost $3,453,095)	$3,453,095

	Total Investments (Cost $3,453,095) - 88.0%	$3,453,095
	Other Assets in Excess of Liabilities - 12.0%	470,209
	TOTAL NET ASSETS - 100.0%	$3,923,304

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $860,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2011 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	3,420	$ 7,599,733	2/29/2012	$ (208,950)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 97.6%
MONEY MARKET FUNDS - 97.6%
6,022,246	Fidelity Institutional Government Portfolio, 0.04% (a)	$6,022,246
6,022,246	Fidelity Institutional Money Market Portfolio, 0.16% (a)	6,022,246
6,022,246	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	6,022,246
48,081,900	Goldman Sachs Financial Square Government Fund, 0.06% (a)(b)	48,081,900
6,022,246	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	6,022,246
	TOTAL SHORT TERM INVESTMENTS (Cost $72,170,884)	$72,170,884

	Total Investments (Cost $72,170,884) - 97.6%	$72,170,884
	Other Assets in Excess of Liabilities - 2.4%	1,754,456
	TOTAL NET ASSETS - 100.0%	$73,925,340

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.
(b) $42,059,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
January 31, 2011 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,195,220	$119,701,322	12/5/2011	$(6,484,851)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	147,000	7,729,494	12/12/2011	(141,631)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	88,200	4,501,856	12/23/2011	52,059
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	446,700	23,714,180	12/30/2011	(627,802)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,000	158,041	1/9/2012	(3,062)
		2,880,120	$155,804,893		$(7,205,287)

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.1%
MONEY MARKET FUNDS - 102.1%
1,296,056	Fidelity Institutional Government Portfolio, 0.04% (a)	$1,296,056
1,296,056	Fidelity Institutional Money Market Portfolio, 0.16% (a)	1,296,056
1,296,056	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	1,296,056
1,296,056	Goldman Sachs Financial Square Government Fund, 0.06% (a)	1,296,056
1,296,055	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	1,296,055
	TOTAL SHORT TERM INVESTMENTS (Cost $6,480,279)	$6,480,279

	Total Investments (Cost $6,480,279) - 102.1%	$6,480,279
	Liabilities in Excess of Other Assets - (2.1%)	(133,567)
	TOTAL NET ASSETS - 100.0%	$6,346,712

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
January 31, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation
163	U.S. Dollar Index Futures
	Expiring March 2011 (Underlying Notional Amount at Market Value $12,694,440)	$(297,098)

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
January 31, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 96.0%
MONEY MARKET FUNDS - 96.0%
710,397	Fidelity Institutional Government Portfolio, 0.04% (a)	$710,397
710,396	Fidelity Institutional Money Market Portfolio, 0.16% (a)	710,396
710,396	Goldman Sachs Financial Square Federal Fund, 0.01% (a)	710,396
710,396	Goldman Sachs Financial Square Government Fund, 0.06% (a)	710,396
710,397	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.02% (a)	710,397
	TOTAL SHORT TERM INVESTMENTS (Cost $3,551,982)	$3,551,982

	Total Investments (Cost $3,551,982) - 96.0%	$3,551,982
	Other Assets in Excess of Liabilities - 4.0%	148,674
	TOTAL NET ASSETS - 100.0%	$3,700,656

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at January 31, 2011.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
January 31, 2011 (Unaudited)

		Unrealized
Contracts		Appreciation
95	U.S. Dollar Index Futures
	Expiring March 2011 (Underlying Notional Amount at Market Value $7,398,600)	$186,214

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2011:

Direxion Monthly S&P 500 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$20,896,205	$—	$—	$20,896,205
Other Financial Instruments*	$—	$178,731	$—	$178,731

Direxion Monthly S&P 500 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,365,457	$—	$—	$9,365,457
Other Financial Instruments*	$—	$(206,417)	$—	$(206,417)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$23,389,604	$—	$—	$23,389,604
Other Financial Instruments*	$—	$(781,247)	$—	$(781,247)

Direxion Monthly NASDAQ-100 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,453,095	$—	$—	$3,453,095
Other Financial Instruments*	$—	$(208,950)	$—	$(208,950)

Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$72,170,884	$—	$—	$72,170,884
Other Financial Instruments*	$—	$(7,205,287)	$—	$(7,205,287)

Direxion Monthly Dollar Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$6,480,279	$—	$—	$6,480,279
Other Financial Instruments*	$(297,098)	$—	$—	$(297,098)

Direxion Monthly Dollar Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,551,982	$—	$—	$3,551,982
Other Financial Instruments*	$186,214	$—	$—	$186,214

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund
Cost of investments	$20,896,205	$9,365,457	$23,389,604	$3,453,095
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Cost of investments	$72,170,884	$6,480,279	$3,551,982
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Direxion Funds

By (Signature and Title)    /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date    3/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date    3/21/2011

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date    3/21/2011

* Print the name and title of each signing officer under his or her signature.